Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Total financial assets	$ 336,953	$ 46,853
Liabilities:
Total liabilities	42,700
U.S. government treasury securities
Financial Assets
Total financial assets	32,843
Commercial paper
Financial Assets
Total financial assets	104,141	23,641
U.S. government agency securities
Financial Assets
Total financial assets	16,257
Corporate bonds
Financial Assets
Total financial assets	33,064	3,732
CVR liability
Liabilities:
Total liabilities	42,700
Money market funds
Financial Assets
Total financial assets	150,648	15,250
Level 1
Financial Assets
Total financial assets	183,491	15,250
Liabilities:
Total liabilities	0
Level 1 | U.S. government treasury securities
Financial Assets
Total financial assets	32,843
Level 1 | Commercial paper
Financial Assets
Total financial assets	0	0
Level 1 | U.S. government agency securities
Financial Assets
Total financial assets	0	0
Level 1 | Corporate bonds
Financial Assets
Total financial assets	0	0
Level 1 | CVR liability
Liabilities:
Total liabilities	0
Level 1 | Money market funds
Financial Assets
Total financial assets	150,648	15,250
Level 2
Financial Assets
Total financial assets	153,462	31,603
Liabilities:
Total liabilities	0
Level 2 | U.S. government treasury securities
Financial Assets
Total financial assets	0
Level 2 | Commercial paper
Financial Assets
Total financial assets	104,141	23,641
Level 2 | U.S. government agency securities
Financial Assets
Total financial assets	16,257	4,230
Level 2 | Corporate bonds
Financial Assets
Total financial assets	33,064	3,732
Level 2 | CVR liability
Liabilities:
Total liabilities	0
Level 2 | Money market funds
Financial Assets
Total financial assets	0	0
Level 3
Financial Assets
Total financial assets	0	0
Liabilities:
Total liabilities	42,700
Level 3 | U.S. government treasury securities
Financial Assets
Total financial assets	0
Level 3 | Commercial paper
Financial Assets
Total financial assets	0	0
Level 3 | U.S. government agency securities
Financial Assets
Total financial assets	0
Level 3 | Corporate bonds
Financial Assets
Total financial assets	0	0
Level 3 | CVR liability
Liabilities:
Total liabilities	42,700
Level 3 | Money market funds
Financial Assets
Total financial assets	$ 0	$ 0